Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets
Intangible assets as of December 31, 2019 and June 30, 2020 are summarized as follows:

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	148,844	21,068
Less: accumulated amortization	—	—	—

Net book value	148,844	148,844	21,068

Intangible assets as of December 31, 2018 and 2019 are summarized as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	148,844	21,068
Less: accumulated amortization	—	—	—

Net book value	148,844	148,844	21,068